Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.74625%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$808,942.14

Principal:
Principal Collections	$15,146,067.72
Prepayments in Full	$6,380,368.12
Liquidation Proceeds	$141,950.93
Recoveries	$95,104.28
Sub Total	$21,763,491.05
Collections	$22,572,433.19

Purchase Amounts:
Purchase Amounts Related to Principal	$117,938.82
Purchase Amounts Related to Interest	$448.03
Sub Total	$118,386.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,690,820.04

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,690,820.04
Servicing Fee	$319,697.69	$319,697.69	$0.00	$0.00	$22,371,122.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,371,122.35
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,371,122.35
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,371,122.35
Interest - Class A-3 Notes	$230,802.40	$230,802.40	$0.00	$0.00	$22,140,319.95
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$21,980,170.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,980,170.03
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$21,910,241.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,910,241.28
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$21,859,719.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,859,719.11
Regular Principal Payment	$20,410,833.57	$20,410,833.57	$0.00	$0.00	$1,448,885.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,448,885.54
Residual Released to Depositor	$0.00	$1,448,885.54	$0.00	$0.00	$0.00
Total		$22,690,820.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,410,833.57
Total					$20,410,833.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,410,833.57	$54.62	$230,802.40	$0.62	$20,641,635.97	$55.24
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$20,410,833.57	$15.69	$511,403.24	$0.39	$20,922,236.81	$16.08

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,883,360.02	0.4385426	$143,472,526.45	0.3839243
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$331,703,360.02	0.2549368	$311,292,526.45	0.2392497

Pool Information
Weighted Average APR	2.432%	2.430%
Weighted Average Remaining Term	30.02	29.24
Number of Receivables Outstanding	28,899	28,102
Pool Balance	$383,637,222.30	$361,556,331.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$357,725,830.16	$337,314,996.59
Pool Factor	0.2720120	0.2563559

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$24,241,335.15
Targeted Overcollateralization Amount	$50,263,805.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,263,805.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$294,564.97
(Recoveries)		109	$95,104.28
Net Loss for Current Collection Period			$199,460.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6239%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7834%
Second Prior Collection Period			0.8141%
Prior Collection Period			0.9641%
Current Collection Period			0.6424%
Four Month Average (Current and Prior Three Collection Periods)			0.8010%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2744	$11,450,703.84
(Cumulative Recoveries)			$2,195,942.53
Cumulative Net Loss for All Collection Periods			$9,254,761.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6562%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,173.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,372.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	352	$5,773,859.96
61-90 Days Delinquent	0.25%	47	$905,236.45
91-120 Days Delinquent	0.08%	13	$279,847.52
Over 120 Days Delinquent	0.13%	22	$470,041.95
Total Delinquent Receivables	2.05%	434	$7,428,985.88

Repossession Inventory:
Repossessed in the Current Collection Period		23	$438,213.54
Total Repossessed Inventory		28	$541,710.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2253%
Prior Collection Period			0.2941%
Current Collection Period			0.2918%
Three Month Average			0.2704%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4578%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer